ACQUISITIONS/DIVESTITURES - Businesses Acquired, 2017 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
ACQUISITIONS
Goodwill	$ 36,788	$ 36,199	$ 32,021
Technology Services & Cloud Platforms
ACQUISITIONS
Goodwill	10,447	10,258	10,156
Cognitive Solutions
ACQUISITIONS
Goodwill	19,665	19,484	15,621
Global Business Services
ACQUISITIONS
Goodwill	$ 4,813	$ 4,607	$ 4,396
2017 Acquisitions
ACQUISITIONS
Businesses acquired, number (in entities) | entity	5
Businesses acquired, aggregate cost	$ 134
Percentage of business acquired (as a percent)	100.00%
Goodwill	$ 16
Expected percent of goodwill deductible for tax purposes	50.00%
2017 Acquisitions | Technology Services & Cloud Platforms
ACQUISITIONS
Businesses acquired, number (in entities) | entity	3
Goodwill	$ 13
2017 Acquisitions | Cognitive Solutions
ACQUISITIONS
Businesses acquired, number (in entities) | entity	1
Goodwill	$ 3
2017 Acquisitions | Global Business Services
ACQUISITIONS
Businesses acquired, number (in entities) | entity	1